NOTE 7 - SUPPLEMENTARY BALANCE SHEET INFORMATION	12 Months Ended
Dec. 31, 2022
Notes
NOTE 7 - SUPPLEMENTARY BALANCE SHEET INFORMATION

NOTE 7SUPPLEMENTARY BALANCE SHEET INFORMATION

Other Payables and Accrued Expenses

	December 31,
	2022	2021

Provision for legal claims	128	128
Accrued administrative expenses (includes directors’ fees in the amount of $10 and $7, for the years 2022 and 2021, respectively)	40	34
	168	162